Note 9 - Stock-based Compensation and Other Employee Benefit Plans - Options Issued Pursuant to 2007 Equity Incentive Plan (Details) - The 2007 Equity Incentive Plan [Member] - USD ($)										9 Months Ended			12 Months Ended
		Jun. 20, 2016	Sep. 30, 2015 [3]	Jun. 24, 2015		Apr. 20, 2015		Jun. 23, 2014		Sep. 30, 2016	Sep. 30, 2015		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Option Shares (in shares)											300,000		1,040,000	340,000
Exercise price (in dollars per share)													$ 0.44	$ 0.44	$ 0.44
Fair Value													$ 424,200	$ 214,250
Expense										$ 76,950	$ 68,400		$ 143,060	$ 166,200
Non-employee Members of the Board of Directors [Member]
Option Shares (in shares)		40,000		40,000	[1]			40,000	[1]
Exercise price (in dollars per share)	[1]			$ 0.38				$ 0.63
Stock price on grant date (in dollars per share)	[1]			$ 0.38				$ 0.63
Fair Value	[1]			$ 15,200				$ 25,200
Expense	[1]			$ 15,200				$ 25,200
A Consultant [Member]
Option Shares (in shares)	[2]					700,000
Exercise price (in dollars per share)	[2]					$ 0.40
Stock price on grant date (in dollars per share)	[2]					$ 0.34
Fair Value	[2]					$ 238,000
Expense						$ 59,460	[2]			$ 79,280	$ 49,550
Chief Financial Officer [Member]
Option Shares (in shares)			300,000					300,000	[4]
Exercise price (in dollars per share)			$ 0.57					$ 0.63	[4]		$ 0.57	[3]
Stock price on grant date (in dollars per share)			$ 0.57					$ 0.63	[4]
Fair Value			$ 171,000					$ 189,000	[4]
Expense			$ 68,400					$ 141,000	[4]

[1]	We recorded the issuance of options to purchase an aggregate 40,000 shares of our common stock to the non - employee members of our Board of Directors, pursuant to the terms of the 2007 Equity Plan which calls for an annual automatic issuance.
[2]	We issued an option to purchase shares of our common stock to a consultant. The option vests ratably over twenty - four months.
[3]	On September 30, 2015, our Charles K. Dargan, II agreed to extend his engagement agreement dated February 1, 2008 (the “Engagement Agreement”, which had been previously extended multiple times), pursuant to which Mr. Dargan has been serving as our Chief Financial Officer. The Engagement Extension Agreement dated as of September 30, 2015 (the “Engagement Extension Agreement”) provides for an additional term to expire September 30, 2016 (the “Extended Term”), and is retroactively effective to February 1, 2015. During the Extended Term, Mr. Dargan shall be compensated through the issuance of an option to purchase 300,000 shares of the Company’s common stock that vest over the term of the engagement with 120,000 shares vested as of September 30, 2015, and the remaining shares to vest 15,000 monthly, provided that the Engagement Extension Agreement with Mr. Dargan has not been terminated prior to each vesting date.
[4]	BioLargo, Inc. (the “Company”) and its Chief Financial Officer Charles K. Dargan, II formally agreed to extend the engagement agreement dated February 1, 2008 (the “Engagement Agreement”, which had been previously extended multiple times), pursuant to which Mr. Dargan has been serving as the Company’s Chief Financial Officer. The Engagement Extension Agreement dated as of June 23, 2014 (the “Engagement Extension Agreement”) provides for an additional term to expire January 31, 2015 (the “Extended Term”), and is retroactively effective to February 1, 2014. During the Extended Term, Mr. Dargan shall be compensated through the issuance of an option to purchase shares of the Company’s common stock which vest over the term of the engagement with 100,000 shares vested as of June 23, 2014, and the remaining shares vest 25,000 monthly through January 31, 2015.